Document and Entity Information Document	May 26, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 26, 2022
Entity Registrant Name	Jones Lang LaSalle Incorporated
Entity Central Index Key	0001037976
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-13145
Entity Tax Identification Number	36-4150422
Entity Address, Address Line One	200 East Randolph Drive,
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	782-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	JLL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false